Liabilities related to associates and joint ventures - Changes on the provisions (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Events with significant effect on the income statement
Balance at the beginning	$ 4,522
Balance at the end	4,580		$ 4,522
Current liabilities	15,198		14,594
Non-current liabilities	38,938		42,592
Total liabilities	54,136		57,186
Fundao dam rupture and de-characterization of germano dam
Events with significant effect on the income statement
Balance at the beginning	2,074		1,700
Additional provision	1,700		1,095
Disbursements	(392)		(394)
Present value valuation	(91)		64
Translation adjustment	(179)		(391)
Balance at the end	3,112		2,074
Current liabilities	1,785		876
Non-current liabilities	1,327		1,198
Total liabilities	3,112		2,074
Samarco
Events with significant effect on the income statement
Additional provision	1,519	R$ 8,476
Current liabilities	10,902		8,370
Non-current liabilities	7,040		6,385
Total liabilities	$ 17,942		$ 14,755